Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Intangible Assets and Goodwill
13.	INTANGIBLE ASSETS AND GOODWILL
The net book value of intangible assets including trademarks acquired through the business combination with Cannex at December 31, 2019 and 2018 comprised:

(a)	Goodwill
A summary of goodwill is as follows:

Balance, December 31, 2017	$—
Acquisition (Note 14)	6,066
Balance, December 31, 2018	6,066
Cannex acquisition (Note 14)	166,557
Om Acquisition (Note 14)	1,435
PHX Acquisition (Note 14)	6,225
Impairment	(146,295)

Balance, December 31, 2019	$33,988

(b)	Intangible Assets

	Licenses	Customer Relationships	Non-Competition Agreements	Trademarks	Know-How	Total
Balance, December 31, 2017	$1,141	—	$—	$—	$—	$1,141
Acquisition (Note 14)	17,600	2,900	250	100	—	20,850
Accumulated amortization	—	(73)	(13)	(12)	—	(98)

Balance, December 31, 2018	$18,741	$2,827	$237	$88	$—	$21,893

Cannex acquisition (Note 14)	—	—	—	3,900	9,700	13,600
Om of Medicine acquisition (Note 14)	7,700	—	—	—	—	7,700
Accumulated amortization	—	(580)	(100)	(263)	(808)	(1,751)

Balance, December 31, 2019	$26,441	$2,247	$137	$3,725	$8,892	$41,442

(c)	Impairment of Intangible Assets and Goodwill
On an annual basis, the Company assesses the Company’s CGUs for indicators of impairment or when facts or circumstances suggest that the carrying amount may exceed the recoverable amount. Goodwill is tested for impairment annually. For the purpose of impairment testing, goodwill is allocated to the Company’s CGUs to which it relates.
The Company performed its annual impairment test and estimated the recoverable amount of its goodwill and intangible assets based on the higher of fair value less cost of disposal (FVLCD) and Value in Use (“VIU”).
As the operating segment is comprised of various CGUs, management tested the individual CGUs, which had indicators of impairment, for impairment before the operating segment which contains the associated goodwill. The recoverable amount of all CGUs was determined based on the FVLCD using level 3 inputs in a Discounted Cash Flow (“DCF”) methodology (with the exception of PHX Interactive LLC, which was based on subsequent sale).
The significant assumptions applied in the determination of the recoverable amount are described below:

i)
Cash flows
: Estimated cash flows were projected based on actual operating results from internal sources as well as industry and market trends. The forecasts are extended to a total of five years (and a terminal year thereafter);

ii)	Terminal value growth rate : The terminal growth rate was based on historical and projected consumer price inflation, historical and projected economic indicators; and

iii)
Post-tax
discount rate
: The
post-tax
discount rate is reflective of the CGUs Weighted Average Cost of Capital (“WACC”), from a market participant perspective. The WACC was estimated based on the risk-free rate, equity risk premium, beta adjustment to the equity risk premium based on a direct comparison approach, an unsystematic risk premium, and after-tax
cost of debt based on corporate bond yields.

Key assumptions used in calculating the recoverable amount for each CGU tested for impairment as at December 31, 2019 is outlined in the following:

	Production CGU	Pure Ratios CGU	Real Estate CGU	Om of Medicine CGU	Healthy Pharms, Inc., (Retail) CGU
Terminal value growth rate	3.0%	3.0%	N/A	3.0%	3.0%
Discount rate	40.0%	30.0%	17.5%	22.5%	30.0%
Five year compound annual revenue growth rate	59.8%	81.4%	N/A	29.5%	27.3%

The carrying amount of goodwill and intangible assets exceeded their recoverable amount and as a result the Company recognized goodwill impairment of $146,295.
Brightleaf CGU
The Company’s Brightleaf CGU represents its operations in Cannex Holdings California Inc., Illinois Grown Medicine, LLC, the production division of Healthy Pharms Inc., and the production division of Mission Massachusetts Inc. As a result of the impairment test, management concluded that the carrying value was higher than the recoverable amount and recorded impairment losses of $112,530 during the year ended December 31, 2019 ($nil for the year ended December 31, 2018). Management allocated the impairment loss based on the relative carrying amounts of the CGU’s assets at the impairment date, with no individual asset being reduced below its recoverable amount. The impairment loss was fully allocated to goodwill.
Pure Ratios CGU
The Company’s Pure Ratios CGU represents the operations of a
CBD-focused
wellness company. As a result of the impairment test, management concluded that the carrying value was higher than the recoverable amount and recorded impairment losses of $18,876 during the year ended December 31, 2019 ($nil for the year ended December 31, 2018). Management allocated the impairment loss based on the relative carrying amounts of the CGU’s assets at the impairment date, with no individual asset being reduced below its recoverable amount. The impairment loss was fully allocated to goodwill.
Real Estate CGU
The Company’s Real Estate CGU represents the leases it manages for two facilities in Washington State. Management concluded that the recoverable amount was higher than the carrying value at December 31, 2019, and no impairment was recognized within the Real Estate CGU.
Om of Medicine
The Company’s Om of Medicine CGU represents a cannabis dispensary in Michigan that was acquired by the Company in 2019. As a result of the impairment test, management concluded that the carrying value was higher than the recoverable amount and recorded impairment losses of $2,651 during the year ended December 31, 2019 ($nil for the year ended December 31, 2018). Management allocated the impairment loss based on the relative carrying amounts of the CGU’s assets at the impairment date, with no individual asset being reduced below its recoverable amount. The impairment loss was fully allocated to goodwill.

Healthy Pharms – Retail
The Company’s Healthy Pharms – Retail CGU represents the dispensary division of Healthy Pharms Inc (HPI), which was acquired by the Company in 2018. As a result of the impairment test, management concluded that the carrying value was higher than the recoverable amount and recorded impairment losses of $11,146 during the year ended December 31, 2019 ($nil for the year ended December 31, 2018). Management allocated the impairment loss based on the relative carrying amounts of the CGU’s assets at the impairment date, with no individual asset being reduced below its recoverable amount. The impairment loss was fully allocated to goodwill.
Greens Goddess
The Company’s Greens Goddess CGU represents a cannabis dispensary in Arizona that was acquired by the Company in 2019. Greens Goddess was sold subsequent to year end (Note 29) for $6,000. The Company used the sale price, less disposal costs as the recoverable amount at December 31, 2019. As a result of the impairment test, management concluded that the carrying value was higher than the recoverable amount and recorded impairment losses of $1,092 during the year ended December 31, 2019 ($nil for the year ended December 31, 2018). Management allocated the impairment loss based on the relative carrying amounts of the CGU’s assets at the impairment date, with no individual asset being reduced below its recoverable amount. The impairment loss was fully allocated to goodwill.